SHARE CAPITAL (Schedule of Warrant Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Number of warrants
Outstanding at beginning of year	864,590	706,555		507,530
Granted	0	325,754		254,558
Exercised	(844,353)	(167,719)
Canceled and forfeited	(16,237)			(55,533)
Outstanding at end of year	4,000	864,590		706,555
Exercisable at end of year	4,000	864,590		706,555
Weighted average exercise price
Outstanding at beginning of year	$ 0.55	$ 0.68	[1]	$ 1.53	[1]
Granted	$ 0	$ 0.00		$ 0.00	[1]
Exercised	$ 0.16	$ 1.74			[1]
Canceled and forfeited	$ 16.96			$ 5.27	[1]
Outstanding at end of year	$ 20.00	$ 0.55		$ 0.68	[1]
Exercisable at end of year	$ 20.00	$ 0.55		$ 0.68	[1]
Fair value of warrants granted		$ 124		$ 143

[1]	The weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.